Dividends/Distributions - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Dividends [Line Items]
Distributions paid, per share	$ 0.75	$ 0.68	$ 2.75	$ 2.50
Distributions paid, preferred stockholders	$ 91	$ 91	$ 365	$ 365	$ 365
Distributions paid, preferred stockholders, per share	$ 15.95	$ 15.95	$ 63.80	$ 63.80	$ 63.80
Taxable Income Distribution [Member]
Dividends [Line Items]
Distributions paid	$ 72,734	$ 65,223	$ 265,145	$ 198,520
Distributions paid, per share	$ 0.75	$ 0.68	$ 2.75	$ 2.08